PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 10.1%
28,859
Alphabet, Inc. - Class A
$ 8,298,694
2.9
23,499  Alphabet, Inc. - Class
C
6,740,923
2.3
96,671
AT&T, Inc.
2,802,492
1.0
50,556  Comcast Corp. - Class
A
1,451,463
0.5
5,447  Meta Platforms, Inc.
- Class A
3,116,392
1.1
6,740
T-Mobile US, Inc.
1,415,602
0.5
59,076  Verizon
Communications, Inc.
2,965,615
1.0
2,017
(1)
Versant Media Group,
Inc.
74,670
0.0
24,849
Walt Disney Co.
2,394,947
0.8
29,260,798
10.1
Consumer Discretionary : 6.5%
36,889
(1)
Amazon.com, Inc.
7,682,872
2.7
197
(1)
AutoZone, Inc.
665,423
0.2
28
Booking Holdings, Inc.
117,889
0.1
12,644
General Motors Co.
941,978
0.3
3,313
Home Depot, Inc.
1,089,612
0.4
7,839
Lowe's Cos., Inc.
1,852,199
0.6
728  Marriott International,
Inc. - Class A
238,107
0.1
9,434
McDonald's Corp.
2,931,993
1.0
16,368
NIKE, Inc. - Class B
864,558
0.3
959
(1)
O'Reilly Automotive,
Inc.
88,525
0.0
13,805
Starbucks Corp.
1,236,790
0.4
7,823
TJX Cos., Inc.
1,249,333
0.4
18,959,279
6.5
Consumer Staples : 8.4%
23,595
Altria Group, Inc.
1,557,034
0.5
27,816
Coca-Cola Co.
2,115,407
0.7
5,913
Colgate-Palmolive Co.
503,965
0.2
18,114
Keurig Dr Pepper, Inc.
476,942
0.2
2,966
Kimberly-Clark Corp.
286,130
0.1
18,122  Mondelez International,
Inc. - Class A
1,044,552
0.4
16,542
PepsiCo, Inc.
2,568,807
0.9
21,793  Philip Morris
International, Inc.
3,603,255
1.2
32,855
Procter & Gamble Co.
4,745,576
1.6
6,358
Target Corp.
770,589
0.3
54,775
Walmart, Inc.
6,807,437
2.3
24,479,694
8.4
Energy : 7.2%
26,205
Chevron Corp.
5,421,815
1.9
17,308
ConocoPhillips
2,284,656
0.8
7,644
EOG Resources, Inc.
1,105,093
0.4
59,094
Exxon Mobil Corp.
10,025,888
3.4
19,321
Schlumberger NV
992,906
0.3
16,132
Williams Cos., Inc.
1,174,087
0.4
21,004,445
7.2
Financials : 22.1%
6,583
Aflac, Inc.
722,221
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,077
American Express Co.
$ 1,535,691
0.5
7,545  American International
Group, Inc.
567,761
0.2
225
Aon PLC - Class A
72,626
0.0
1,778  Apollo Global
Management, Inc.
198,105
0.1
3,331  Arthur J Gallagher &
Co.
721,428
0.2
84,564
Bank of America Corp.
4,122,495
1.4
25,799
(1)
Berkshire Hathaway,
Inc. - Class B
12,362,881
4.3
2,134
Blackrock, Inc.
2,052,289
0.7
3,481  Brookfield Asset
Management Ltd.
- Class A
154,730
0.1
8,595  Capital One Financial
Corp.
1,567,986
0.5
21,318
Charles Schwab Corp.
2,003,466
0.7
5,112
Chubb Ltd.
1,666,154
0.6
19,916
Citigroup, Inc.
2,258,674
0.8
5,030
CME Group, Inc.
1,485,610
0.5
5,405
(1)
Fiserv, Inc.
301,599
0.1
3,889  Goldman Sachs
Group, Inc.
3,290,055
1.1
5,663  Interactive Brokers
Group, Inc. - Class A
379,817
0.1
7,980  Intercontinental
Exchange, Inc.
1,255,094
0.4
37,998  JPMorgan Chase &
Co.
11,177,492
3.9
7,121
KKR & Co., Inc.
658,693
0.2
5,989  Marsh & McLennan
Cos., Inc.
1,038,792
0.4
7,783
MetLife, Inc.
550,414
0.2
15,869
Morgan Stanley
2,611,561
0.9
13,104
PayPal Holdings, Inc.
592,694
0.2
5,446  PNC Financial
Services Group, Inc.
1,133,258
0.4
7,785
Progressive Corp.
1,543,298
0.5
4,240
S&P Global, Inc.
1,803,442
0.6
3,036
Travelers Cos., Inc.
885,540
0.3
17,667
Truist Financial Corp.
812,152
0.3
21,846
US Bancorp
1,136,210
0.4
43,319
Wells Fargo & Co.
3,448,626
1.2
64,110,854
22.1
Health Care : 13.5%
24,220
Abbott Laboratories
2,486,667
0.9
1,974
Amgen, Inc.
694,552
0.2
4,001  Becton Dickinson and
Co.
629,077
0.2
17,087
(1)
Boston Scientific Corp.
1,072,209
0.4
23,021  Bristol-Myers Squibb
Co.
1,396,224
0.5
3,392
Cigna Group
904,816
0.3
17,519
CVS Health Corp.
1,258,215
0.4
8,808
Danaher Corp.
1,669,997
0.6
8,050
(1)
Edwards Lifesciences
Corp.
644,644
0.2
3,111
Elevance Health, Inc.
910,745
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,730
Gilead Sciences, Inc.
$ 1,774,180
0.6
1,787
HCA Healthcare, Inc.
845,680
0.3
33,660
Johnson & Johnson
8,227,850
2.8
134
McKesson Corp.
115,958
0.0
17,937
Medtronic PLC
1,554,241
0.5
34,762
Merck & Co., Inc.
4,181,521
1.5
79,463
Pfizer, Inc.
2,231,321
0.8
1,419  Regeneron
Pharmaceuticals, Inc.
1,096,376
0.4
3,576
Stryker Corp.
1,175,038
0.4
5,282  Thermo Fisher
Scientific, Inc.
2,596,261
0.9
12,728  UnitedHealth Group,
Inc.
3,444,070
1.2
1,255
Zoetis, Inc.
148,354
0.1
39,057,996
13.5
Industrials : 11.5%
6,259
3M Co.
908,995
0.3
413  Automatic Data
Processing, Inc.
83,913
0.0
9,084
(1)
Boeing Co.
1,807,988
0.6
10,982
Carrier Global Corp.
618,396
0.2
5,679
Caterpillar, Inc.
4,023,344
1.4
843
(1)
Copart, Inc.
27,988
0.0
26,256
CSX Corp.
1,077,809
0.4
3,418
Deere & Co.
1,925,359
0.7
5,482
Eaton Corp. PLC
1,960,747
0.7
7,884
Emerson Electric Co.
1,032,962
0.4
2,998
FedEx Corp.
1,067,828
0.4
3,535  General Dynamics
Corp.
1,213,283
0.4
8,895  Honeywell
International, Inc.
2,010,537
0.7
2,726
Illinois Tool Works, Inc.
709,550
0.2
8,562  Johnson Controls
International PLC
1,121,194
0.4
2,082
Lockheed Martin Corp.
1,258,340
0.4
3,159
Norfolk Southern Corp.
906,633
0.3
1,870  Northrop Grumman
Corp.
1,275,789
0.4
7,209
PACCAR, Inc.
832,639
0.3
1,769
Parker-Hannifin Corp.
1,583,680
0.6
18,714  Raytheon Technologies
Corp.
3,609,931
1.2
2,833
Republic Services, Inc.
620,484
0.2
638
TransDigm Group, Inc.
739,416
0.3
7,705
Union Pacific Corp.
1,869,387
0.6
10,266  United Parcel Service,
Inc. - Class B
1,009,969
0.4
33,296,161
11.5
Information Technology : 11.3%
8,606  Accenture PLC - Class
A
1,706,484
0.6
9,349
(1)
Advanced Micro
Devices, Inc.
1,901,867
0.7
6,837
Analog Devices, Inc.
2,175,123
0.8
7,949
Applied Materials, Inc.
2,716,889
0.9
55,673
Cisco Systems, Inc.
4,319,668
1.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,769  Dell Technologies, Inc.
- Class C
$ 618,606
0.2
61,720
(1)
Intel Corp.
2,723,704
0.9
13,014  International Business
Machines Corp.
3,154,463
1.1
11,014  Marvell Technology,
Inc.
1,090,937
0.4
15,629  Micron Technology,
Inc.
5,280,101
1.8
4,122
(1)
MicroStrategy, Inc.
- Class A
514,426
0.2
1,349  Motorola Solutions,
Inc.
585,425
0.2
11,538
Qualcomm, Inc.
1,485,864
0.5
1,502  Roper Technologies,
Inc.
531,498
0.2
11,325
Salesforce, Inc.
2,114,038
0.7
710
(1)
Synopsys, Inc.
281,501
0.1
7,511
Texas Instruments, Inc.
1,458,185
0.5
32,658,779
11.3
Materials : 3.2%
3,107  Air Products and
Chemicals, Inc.
902,552
0.3
9,381
CRH PLC
986,131
0.3
2,635
Ecolab, Inc.
700,963
0.3
20,006  Freeport-McMoRan,
Inc.
1,175,953
0.4
6,568
Linde PLC US
3,256,152
1.1
15,367
Newmont Corp.
1,663,478
0.6
303
Sherwin-Williams Co.
97,126
0.0
2,224  Solstice Advanced
Materials, Inc.
169,380
0.1
1,174
Southern Copper Corp.
201,998
0.1
9,153,733
3.2
Real Estate : 1.9%
1,367
Equinix, Inc.
1,339,988
0.5
12,975
Prologis, Inc.
1,715,035
0.6
1,918
Public Storage
519,548
0.2
9,618
Welltower, Inc.
1,901,575
0.6
5,476,146
1.9
Utilities : 3.3%
7,483  American Electric
Power Co., Inc.
980,872
0.4
4,370  Constellation Energy
Corp.
1,220,323
0.4
11,937
Dominion Energy, Inc.
737,945
0.3
10,882
Duke Energy Corp.
1,424,889
0.5
29,181
NextEra Energy, Inc.
2,710,331
0.9
9,130
Sempra Energy
887,162
0.3
15,413
Southern Co.
1,487,663
0.5
9,449,185
3.3
Total Common Stock
(Cost $153,367,377)
286,907,070
99.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.1%
33,929  iShares Russell Top
200 Value ETF
$ 3,144,200
1.1
Total Exchange-Traded
Funds
(Cost $3,157,325)
3,144,200
1.1
Total Long-Term
Investments
(Cost $156,524,702)
290,051,270
100.1
SHORT-TERM INVESTMENTS : 0.2%
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
589,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $589,000) $ 589,000 0.2
Total Short-Term
Investments
(Cost $589,000)
589,000
0.2
Total Investments in
Securities
(Cost $157,113,702) $ 290,640,270 100.3
Liabilities in Excess
of Other Assets (792,777) (0.3)
Net Assets $ 289,847,493 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.1%
Health Care 13.5
Industrials 11.5
Information Technology 11.3
Communication Services 10.1
Consumer Staples 8.4
Energy 7.2
Consumer Discretionary 6.5
Utilities 3.3
Materials 3.2
Real Estate 1.9
Exchange-Traded Funds 1.1
Short-Term Investments 0.2
Liabilities in Excess of Other Assets (0.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 286,907,070 $ — $ — $ 286,907,070
Exchange-Traded Funds 3,144,200 — — 3,144,200
Short-Term Investments 589,000 — — 589,000
Total Investments, at fair value $ 290,640,270 $ — $ — $ 290,640,270
Liabilities Table
Other Financial Instruments+
Futures $ (22,871) $ — $ — $ (22,871)
Total Liabilities $ (22,871) $ — $ — $ (22,871)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 3 06/18/26 $ 985,613 $ (22,871)
$ 985,613 $ (22,871)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 141,940,063
Gross Unrealized Depreciation (8,413,495)
Net Unrealized Appreciation $ 133,526,568